Regulatory Capital	12 Months Ended
Dec. 31, 2011
Regulatory Capital [Abstract]
Regulatory Capital

Note 9 - Regulatory Capital

The Association is subject to various regulatory capital requirements administered by the Federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Association. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Association must meet specific capital guidelines that involve quantitative measures of Association's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Association's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Association to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to adjusted total assets (as defined). The following tables present a reconciliation of capital per GAAP and regulatory capital and information as to the Association's capital levels at the dates presented:

	December 31,
	2011	2010
	(In Thousands)

GAAP capital	$13,772	$14,881
Accumulated other comprehensive loss	2,491	1,829
Tier 1 (Core) capital	16,263	16,710
General valuation allowance	957	751
Low-level recourse adjustment	(84)	(84)

Total Regulatory Capital	$17,137	$17,377

	Actual		For Capital Adequacy Purposes			To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)

December 31, 2011:

Total capital (to risk-weighted assets)	$17,137	19.88%	$	≥6,895	≥8.00%	$	≥8,619	≥10.00%

Tier 1 capital (to risk-weighted assets) (1)	16,179	18.77%		≥—	≥—		≥5,171	≥6.00%

Core (Tier 1) capital (to adjusted total assets)	16,263	11.52%		≥5,645	≥4.00%		≥7,056	≥5.00%

Tangible capital (to adjusted total assets)	16,263	11.52%		≥2,117	≥1.50%		≥—	≥—%

December 31, 2010:
Total capital (to risk-weighted assets)	$17,377	20.30%	$	≥6,847	≥8.00%	$	≥8,558	≥10.00%
Tier 1 capital (to risk-weighted assets) (1)	16,626	19.43%		≥—	≥—		≥5,135	≥6.00%
Core (Tier 1) capital (to adjusted total assets)	16,710	11.45%		≥5,836	≥4.00%		≥7,295	≥5.00%
Tangible capital (to adjusted total assets)	$16,710	11.45%	$	≥2,188	≥1.50%	$	≥—	≥—%

(1) Net of contingent liability credit enhancement of $84,000.

The most recent notification from the Association's primary regulator categorized the Association as well-capitalized under the regulatory framework for prompt corrective action. There are no conditions existing, or events which have occurred since this notification that management believes have changed the Association's category.